Prepayments, Deposits and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables

	As of	As of
	June 30,	December 31,
	2026	2025
	US$’000	US$’000
	(unaudited)	(audited)
Prepayments	2,298	402
Deposits	3,090	980
Other receivables	4,643	1,328
Dividend income receivable	10,100	-
Less: impairment losses provided under ECL model	(501)	(501)
Total	19,630	2,209